Property and Equipment - Additional Information (Detail) - Wilco Holdco Inc - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment costs	$ 50.8	$ 46.3
Amortization expense	$ 9.8	$ 9.8	$ 7.6